UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21836
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                                Giant 5 Funds
                                -------------
                              (Exact name of registrant as specified in charter)

128 South Tejon Street, Suite 150, Colorado Springs, CO                   80903
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      (Address of principal executive offices)                      (Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
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                              (Name and address of agent for service)

Registrant's telephone number, including area code:1-800-788-5680
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Date of fiscal year end: March 31
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Date of reporting period: December 31, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.

GIANT 5 TOTAL INDEX SYSTEM

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)

                                                               SHARES           VALUE
                                                               ------           -----
EXCHANGE TRADED FUNDS - 69.2%
Basic Industries Select Sector SPDR Fund                        7,500        $   261,600
Energy Select Sector SPDR Fund                                 10,133            594,127
iShares Cohen & Steers Realty Majors Index Fund                17,915          1,799,010
iShares Dow Jones U.S. Basic Materials Sector Index Fund       63,777          3,767,916
iShares MSCI EAFE Index Fund                                    1,739            127,330
iShares MSCI EMU Index Fund                                     1,760            182,090
iShares Russell 1000 Value Index Fund                           4,720            389,902
iShares Russell 2000 Value Index Fund                           3,355            268,467
iShares Russell Midcap Growth Index Fund                        4,472            460,885
iShares Russell Midcap Value Index Fund                         3,372            493,718
iShares S&P Europe 350 Index Fund                               6,660            697,768
iShares S&P Global Energy Sector Index Fund                    27,995          3,120,603
Powershares FTSE RAFI US 1000 Portfolio                        15,055            873,819
Powershares Value Line Timeliness Select Portfolio*            20,000            319,600
Powershares WilderHill Clean Energy Portfolio                   4,000             69,160
streetTRACKS Wilshire REIT Index Fund                          17,083          1,501,795
WisdomTree International Basic Materials Sector Fund            3,750            107,213
Vanguard Materials ETF                                          4,024            284,579
                                                                             -----------
TOTAL EXCHANGE TRADED FUNDS (COST $14,282,508)                                15,319,582
                                                                             -----------
INVESTMENT COMPANIES - 31.0%
Schwab Short-Term Bond Market Fund                            108,611          1,078,506
Schwab Total Bond Market Fund                                 135,771          1,335,986
Schwab U.S. Treasury Money Market Fund                        276,237            276,237
Vanguard Admiral Money Market Fund                            600,000            600,000
Vanguard Emerging Markets Stock Index Fund, Investor Shares     5,237            127,101
Vanguard Energy Index Fund                                     14,100            597,861
Vanguard Growth Index Fund, Admiral Shares                      7,983            237,667
Vanguard Long-Term Bond Index Fund                             95,250          1,098,234
Vanguard Pacific Stock Index Fund                              33,393            415,077
Vanguard REIT Index Fund, Admiral Shares                        8,228            898,119
Vanguard Small-Cap Index Fund, Admiral Shares                   6,306            205,813
                                                                             -----------
TOTAL INVESTMENT COMPANIES (COST $6,745,539)                                   6,870,601
                                                                             -----------
TOTAL INVESTMENTS (Cost $21,028,047)(a) - 100.3%                              22,190,183
LIABILITIES LESS OTHER ASSETS - (0.3%)                                           (70,905)
                                                                             -----------
NET ASSETS - 100%                                                            $22,119,278
                                                                             ===========

Percentages indicated are based on net assets.
* Non-income producing security.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

GIANT 5 TOTAL INVESTMENT SYSTEM

Schedule of Portfolio Investments
December 31, 2006
(Unaudited)

                                                               SHARES           VALUE
                                                               ------           -----
INVESTMENT COMPANIES - 101.8%
Advisors Series Trust, Chase Growth Fund*                      15,007        $   284,981
Blackrock All-Cap Global Resources Fund*                      132,165          1,966,615
Columbia Mid Cap Value Fund, Class Z                           18,889            275,776
Delaware American Services Fund, Class I*                      58,538          1,098,751
E.I.I. International Property Fund, Class I                    47,147          1,098,528
Fidelity Select Industrial Materials Portfolio                 25,191          1,192,529
Franklin Mutual European Fund, Class Z                         38,690            951,377
ICON Materials Fund                                           289,584          3,333,114
Ivy European Opportunity Fund, Class Y                          3,010            116,662
Ivy Global Natural Resources Fund, Class Y                     73,205          2,194,679
John Hancock Classic Value Fund, Class I                        2,067             57,320
JPMorgan Small Cap Equity Fund, Class S                        38,021          1,219,716
Loomis Sayles Fixed Income Fund, Class I                      237,465          3,189,161
Morgan Stanley Institutional Fund Inc.,
   International Real Estate Portfolio, Class A                56,893          1,981,022
Morgan Stanley Institutional Fund Inc.,
   U.S. Real Estate Portfolio, Class A                         99,695          2,813,403
Oakmark Select Fund, Class I                                    9,601            321,448
Oppenheimer International Bond Fund, Class Y                  163,335            983,275
Pacific Capital Small Cap Fund, Class Y                         5,858            110,073
Schwab U.S. Treasury Money Market Fund                         17,239             17,239
T. Rowe Price Latin America Fund                                3,272            123,490
The Muhlenkamp Fund                                             3,412            297,376
U.S. Global Investors Accolade Funds,
   Eastern European Fund                                        4,404            200,312
Vanguard Admiral Money Market Fund                            450,000            450,000
Vanguard Energy Fund, Admiral Shares                           19,415          2,356,409
Vanguard Short-Term Investment Grade Fund,
   Admiral Shares                                              53,983            570,057
Wells Fargo Advantage Asia Pacific Fund                        33,769            421,774
                                                                             -----------
TOTAL INVESTMENT COMPANIES (COST $27,399,159)                                 27,625,087
                                                                             -----------
TOTAL INVESTMENTS (COST $27,399,159) - 101.9%                                 27,625,087
LIABILITIES LESS OTHER ASSETS - (1.9%)                                          (504,861)
                                                                             -----------
NET ASSETS - 100.0%                                                          $27,120,226
                                                                             ===========

Percentages indicated are based on net assets.
* Non-income producing security.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

                                  GIANT 5 FUNDS
                   NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                December 31, 2006
                                   (unaudited)

1. ORGANIZATION

Giant 5 Funds (the "Trust") was organized as a trust under the laws of the State of Delaware on November 9, 2005. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of two series, each of which has different and distinct investment objectives and policies: the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a "Fund", collectively the "Funds").

The investment objective for each Fund is to seek total return. To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund. To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a "fund of funds," which means that each Fund invests in other mutual funds and exchange traded funds ("Underlying Funds").

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by Trust in the preparation of its schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments. Actual results could differ from those estimates.

SECURITY VALUATION:
-------------------

The value of assets in a Fund's portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

As noted above, each Fund is a fund of funds, primarily invested in Underlying Funds that have their own internal fair pricing and valuation procedures. Due to this structure, the Underlying Funds' policies will be used in the daily calculation of the their net asset value per share ("NAV"), which will, in turn, be used in calculating the Funds' NAVs. If for any reason, an Underlying Fund does not provide its NAV to the Fund in timely fashion for the Fund's NAV calculation, the last available NAV for that Underlying Fund will be used for valuation purposes.

                                  GIANT 5 FUNDS
                   NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                December 31, 2006
                                   (unaudited)

A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A "significant event" is one that occurred prior to a Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

FEDERAL INCOME TAXES:
---------------------

The tax cost of securities differs from financial reporting cost by the amount of losses recognized for financial reporting purposes in excess of those allowed to be recognized for federal income tax purposes. As of December 31, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

                       Tax Cost of    Unrealized      Unrealized      Net Unrealized
                       Securities     Appreciation    Depreciation    Appreciation
------------------------------------------------------------------------------------
Giant 5 Total
Investment System      $27,412,313    $953,010        $(740,236)      $212,774
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Giant 5 Total Index
System                 $22,190,183    $1,273,287      $(111,151)      $1,162,136
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

INVESTMENT TRANSACTIONS:
------------------------

Investment transactions are recorded on a trade date plus one basis, except for on the last day of the fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Giant 5 Funds
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By (Signature and Title) /s/ Michael G. Willis
                         ---------------------
                             Michael G. Willis
                             President

Date February 26, 2007
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    Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Michael G. Willis
                         ---------------------
                             Michael G. Willis
                             President

Date February 26, 2007
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By (Signature and Title) /s/ Ryan Hickey
                         ---------------
                             Ryan Hickey
                             Treasurer

Date February 26, 2007
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